Organization and Operations - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 04, 2019	Feb. 15, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization And Business Operations [Line Items]
Percentage of common shares outstanding				98.00%
Accumulated deficit				$ (426,269,257)	$ (329,556,770)
Net loss				(96,712,487)	(82,909,827)	$ (61,049,482)
Cash and cash equivalents				$ 10,855,167	$ 4,118,804
Proceeds from term loan facility						$ 50,739,404
Convertible Promissory Notes | Subsequent Event
Organization And Business Operations [Line Items]
Conversion of stock		175,210,373
2018 Shareholder Notes | Subsequent Event
Organization And Business Operations [Line Items]
Proceeds from term loan facility			$ 5,000,000
Convertible Preferred Stock | Subsequent Event
Organization And Business Operations [Line Items]
Conversion of stock		91,600,398
IPO | Subsequent Event
Organization And Business Operations [Line Items]
Shares issued and sold		78,000,000
Common stock per unit		12.00
Proceeds from issuance of initial public offering	$ 7,100,000	$ 78,000,000
Underwriting discounts and commissions		6,000,000
Offering costs		2,200,000
Net proceeds after deducting underwriting discounts and commissions		$ 76,900,000
IPO | American Depositary Shares | Subsequent Event
Organization And Business Operations [Line Items]
Shares issued and sold	588,232	6,500,000
Shares issued price per share		$ 12